American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund    `
June 30, 2023

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 88.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	50,037,269	49,520,341
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	122,020,834	120,417,848
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	77,972,786	78,386,044
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	21,059,585	20,822,021
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	49,216,899	52,843,659
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	45,401,555	46,773,542
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	42,173,103	46,609,958
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	20,683,377	23,532,523
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	87,380,758	74,318,213
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	69,653,238	57,197,912
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	89,334,319	84,230,412
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	69,449,072	57,456,363
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	6,210,522	5,393,394
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	28,343,772	23,807,156
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	26,638,160	22,939,768
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	7,113,984	6,124,945
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	48,598,989	34,033,852
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	48,596,763	32,469,345
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	57,368,992	38,114,388
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	126,329,002	124,193,828
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	73,384,220	71,613,892
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	61,590,924	59,750,476
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	18,500,738	17,602,280
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	70,907,119	67,866,296
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	129,213,175	122,522,713
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	180,932,042	172,555,582
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26(1)	94,889,231	88,995,143
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	32,246,000	30,296,697
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	28,869,100	26,995,160
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	54,952,625	51,575,180
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	133,788,945	123,868,984
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	40,931,550	38,380,955
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	103,262,698	96,619,757
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	2,023,100	1,958,252
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,236,151	2,119,748
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	54,673,710	51,771,283
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	68,204,200	62,303,959
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	60,674,471	54,450,160
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	31,951,800	28,667,317
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	100,936,630	89,749,510
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	95,318,610	84,568,296
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	83,109,182	73,204,199
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	90,590,423	83,313,174
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/33	72,319,890	69,334,704
TOTAL U.S. TREASURY SECURITIES (Cost $2,836,536,905)		2,569,269,229
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,370,515
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.85%), 5/15/32(2)	8,550,000	8,322,905
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,351,408

MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.61%, (1-month LIBOR plus 1.45%), 10/16/36(2)		4,023,000	3,889,293
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.08%, (3-month SOFR plus 2.30%), 7/24/31(2)		4,100,000	4,065,542
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 7.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)		10,000,000	9,817,180
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.37%, (1-month SOFR plus 2.30%), 6/17/37(2)		9,072,000	9,029,546
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.46%, (3-month LIBOR plus 2.20%), 4/15/31(2)		3,800,000	3,708,588
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $53,949,130)			52,554,977
ASSET-BACKED SECURITIES — 1.2%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		5,673,805	4,895,452
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		892,698	868,753
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	9,615,195
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$7,100,000	6,359,435
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		4,878,237	4,045,055
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		3,258,392	2,671,195
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)		7,347,000	6,816,111
TOTAL ASSET-BACKED SECURITIES (Cost $40,219,953)			35,271,196
CORPORATE BONDS — 0.7%
Banks — 0.1%
Citigroup, Inc., VRN, 3.07%, 2/24/28		619,000	569,979
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,457,000	1,354,371
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		2,554,000	2,295,308
			4,219,658
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,394,931
Duke Energy Progress LLC, 2.00%, 8/15/31		5,000,000	4,026,593
			6,421,524
Ground Transportation†
DAE Funding LLC, 1.55%, 8/1/24(2)		1,289,000	1,224,075
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		940,000	740,288
Paramount Global, 4.95%, 1/15/31		1,705,000	1,537,180
			2,277,468
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		666,000	441,022
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40		2,185,000	1,691,323
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31		5,000,000	4,224,941
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 8.10%, 7/15/36		1,133,000	1,326,434
TOTAL CORPORATE BONDS (Cost $26,429,109)			21,826,445
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)		7,950,000	6,514,083
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.19%, (1-month LIBOR plus 2.00%), 9/15/36(2)		9,200,000	8,704,162
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,423,544)			15,218,245
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		83,413	75,010
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)		2,418,549	1,958,469
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)		1,927,281	1,559,763
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.07%, (30-day average SOFR plus 1.00%), 9/25/31(2)		2,961,522	2,943,245

Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	454,147	433,091
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	955,313	859,950
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	2,851,730	2,227,069
		10,056,597
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24	207,410	209,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,859,496)		10,265,884
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	347,848	347,848
Repurchase Agreements — 5.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $27,240,424), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $26,552,953)		26,541,849
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 11/15/47 - 5/15/51, valued at $146,716,819), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $143,900,413)		143,840,000
		170,381,849
TOTAL SHORT-TERM INVESTMENTS (Cost $170,729,697)		170,729,697
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $3,157,147,834)		2,875,135,673
OTHER ASSETS AND LIABILITIES — 1.3%		39,254,350
TOTAL NET ASSETS — 100.0%		$2,914,390,023

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,605,410	CAD	12,818,611	UBS AG	9/15/23	$(81,721)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	579	September 2023	$117,736,031	$(1,340,248)
U.S. Treasury 5-Year Notes	3,620	September 2023	387,679,375	(5,584,634)
U.S. Treasury 10-Year Notes	649	September 2023	72,860,391	(471,536)
U.S. Treasury 10-Year Ultra Notes	999	September 2023	118,319,062	(836,840)
U.S. Treasury Long Bonds	38	September 2023	4,822,438	24,190
U.S. Treasury Ultra Bonds	58	September 2023	7,900,687	120,896
			$709,317,984	$(8,088,172)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$69,500,000	$167	$264,276	$264,443
CPURNSA	Receive	2.88%	12/2/23	$30,000,000	228	86,903	87,131
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	670	5,128,960	5,129,630
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(737)	5,216,764	5,216,027
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	640,220	640,744
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	1,844,503	1,845,088
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	5,181,581	5,182,386
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	5,215,093	5,215,898
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	402	2,527,993	2,528,395
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	542	(23,471)	(22,929)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,512,208	3,511,433
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	3,613,263	3,612,499
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,092,054	3,091,316
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	566,913	566,370
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	886,302	886,851
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	666	(40,739)	(40,073)
					$2,386	$37,712,823	$37,715,209

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value^
Bank of America N.A.(3)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$283,779
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	307,939
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	462,634
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	787,022
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,469,785)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,048,611)
						$(1,677,022)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,331,600.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $113,816,989, which represented 3.9% of total net assets.
(3)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $257,439.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,569,269,229	—
Collateralized Loan Obligations	—	52,554,977	—
Asset-Backed Securities	—	35,271,196	—
Corporate Bonds	—	21,826,445	—
Commercial Mortgage-Backed Securities	—	15,218,245	—
Collateralized Mortgage Obligations	—	10,265,884	—
Short-Term Investments	$347,848	170,381,849	—
	$347,848	$2,874,787,825	—
Other Financial Instruments
Futures Contracts	$145,086	—	—
Swap Agreements	—	$39,619,585	—
	$145,086	$39,619,585	—

Liabilities
Other Financial Instruments
Futures Contracts	$8,233,258	—	—
Swap Agreements	—	$3,581,398	—
Forward Foreign Currency Exchange Contracts	—	81,721	—
	$8,233,258	$3,663,119	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.